UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
March 31, 2009

Shares	Description (1)	Value
	Common Stocks – 37.0% (25.3% of Total Investments)
	Aerospace & Defense – 0.6%
2,260	Alliant Techsystems Inc., (2)	$ 151,375
56,170	BAE Systems PLC	269,398
87,660	Bombardier Inc., CLass B Shares, (2)	204,410
1,380	Esterline Technologies Corporation, (2)	27,862
9,030	Finmeccanica S.p.A.	112,394
7,276	Lockheed Martin Corporation	502,262
10,020	Orbital Sciences Corporation, (2)	119,138
14,440	Raytheon Company	562,294
23,400	Thales S.A.	886,087
	Total Aerospace & Defense	2,835,220
	Air Freight & Logistics – 0.2%
7,160	FedEx Corporation	318,548
12,280	United Parcel Service, Inc., Class B	604,422
	Total Air Freight & Logistics	922,970
	Airlines – 0.0%
24,370	Continental Airlines, inc., (2)	214,700
	Auto Components – 0.2%
17,250	Advance Auto Parts, Inc.	708,630
28,970	Aisin Seiki Company Limited	464,867
	Total Auto Components	1,173,497
	Automobiles – 0.2%
17,400	Daimler-Chrysler AG	444,396
6,370	Toyota Motor Corporation	403,221
29,750	Yamaha Motor Company Limited	266,912
	Total Automobiles	1,114,529
	Beverages – 0.9%
1,200	Boston Beer Company, (2)	25,032
71,581	Coca-Cola Amatil Limited	431,372
5,120	Coca-Cola Company	225,024
13,380	Diageo PLC, Sponsored ADR	598,755
19,230	Fomento Economico Mexicano S.A.	484,788
152,130	Foster’s Group Limited	535,017
35,790	Heineken N.V.	1,016,693
12,660	Molson Coors Brewing Company, Class B	433,985
8,750	Pepsi Bottling Group, Inc.	193,725
5,860	SABMiller PLC	87,130
	Total Beverages	4,031,521
	Biotechnology – 0.5%
9,800	Alnylam Pharmaceuticals, Inc., (2)	186,592
8,830	Amgen Inc., (2)	437,262
8,610	Cephalon, Inc., (2)	586,341
11,500	CSL Limited	259,860
5,340	Emergent BioSolutions, Inc., (2)	72,143
8,494	Genzyme Corporation, (2)	504,459
3,500	ISIS Pharmaceuticals, Inc., (2)	52,535
9,800	Novo-Nordisk A/S	470,204
	Total Biotechnology	2,569,396
	Building Products – 0.0%
6,265	Apogee Enterprises, Inc.	68,790
	Capital Markets – 0.8%
12,280	Ameriprise Financial, Inc.	251,617
12,166	Bank of New York Company, Inc.	343,690
9,020	Calamos Asset Management, Inc. Class A	43,386
139,080	Daiwa Securities Group Inc.	616,354
525,211	Endeavor Financial Corporation, Corporate Shares S, 144A	624,854
4,660	Federated Investors Inc.	103,732
11,490	Invesco LTD	159,251
27,110	Legg Mason, Inc.	431,049
3,440	Stifel Financial Corporation, (2)	148,986
13,270	TD Ameritrade Holding Corporation, (2)	183,259
111,272	UBS AG	1,049,295
	Total Capital Markets	3,955,473
	Chemicals – 1.0%
6,530	Bayer AG	311,980
4,120	CF Industries Holdings, Inc.	293,056
5,290	Lubrizol Corporation	179,913
18,930	Mosaic Company	794,681
64,867	Nissan Chemical Industries Limited	546,637
11,890	Potash Corporation of Saskatchewan	961,442
5,390	Scotts Miracle Gro Company	187,033
1,650	Syngenta AG	331,671
3,960	Terra Industries, Inc.	111,236
10,920	Wacker Chemie AG	901,867
	Total Chemicals	4,619,516
	Commercial Banks – 1.6%
295,000	Bangkok Bank Public Company Limited	624,161
4,780	Commerce Bancshares Inc.	173,514
7,860	Community Bank System Inc.	131,655
22,610	Credit Agricole S.A.	249,469
142,940	DnB NOR ASA	641,246
1,670	Goldman Sachs Group, Inc.	177,053
3,040	Hancock Holding Company	95,091
85,347	Hang Seng Bank	864,086
5,290	Hatteras Financial Corp.	132,197
46,900	HSBC Holdings PLC	261,119
38,120	IntesaSanpaolo SpA, (2)	104,848
35,470	JPMorgan Chase & Co.	942,793
4,750,000	Krung Thai Bank Public Company Limited	591,992
15,450	Morgan Stanley	351,797
279,180	Nishi-Nippon City Bank Limited	611,497
10,270	Northern Trust Corporation	614,351
51,780	Standard Chartered PLC	642,968
4,350	UMB Financial Corporation	184,832
39,310	United Overseas Bank Limited	252,146
	Total Commercial Banks	7,646,815
	Commercial Services & Supplies – 0.4%
18,730	Corrections Corporation of America, (2)	239,931
2,570	Dun and Bradstreet Inc.	197,890
5,310	GeoEye, Inc., (2)	104,873
5,842	Stericycle Inc., (2)	278,839
139,300	Toppan Printing Company Limited	956,164
	Total Commercial Services & Supplies	1,777,697
	Communications Equipment – 0.3%
3,630	Comtech Telecom Corporation, (2)	89,915
5,670	Interdigital Inc., (2)	146,399
27,286	QUALCOMM, Inc.	1,061,698
	Total Communications Equipment	1,298,012
	Computers & Peripherals – 0.5%
12,911	Apple, Inc., (2)	1,357,204
5,710	Data Domain, Inc., (2)	71,775
15,536	Hewlett-Packard Company	498,084
6,950	International Business Machines Corporation (IBM)	673,386
	Total Computers & Peripherals	2,600,449
	Construction & Engineering – 0.5%
136,450	AMEC PLC	1,042,012
13,680	Fluor Corporation	472,644
36,510	JGC Corporation	421,570
2,590	Quanta Services Incorporated, (2)	55,556
6,790	Shaw Group Inc., (2)	186,114
	Total Construction & Engineering	2,177,896
	Consumer Finance – 0.4%
5,240	MasterCard, Inc.	877,595
19,820	Visa Inc.	1,101,992
	Total Consumer Finance	1,979,587
	Containers & Packaging – 0.0%
10,150	Packaging Corp. of America	132,153
	Distributors – 0.1%
39,940	Jardine Cycle & Carriage Limited	311,801
15,590	Unilever PLC	294,803
	Total Distributors	606,604
	Diversified Consumer Services – 0.2%
9,601	Apollo Group, Inc., (2)	752,046
1,720	ITT Educational Services, Inc., (2)	208,842
	Total Diversified Consumer Services	960,888
	Diversified Financial Services – 0.4%
15,140	Deutsche Boerse AG	908,338
7,430	Eaton Vance Corporation	169,776
60,690	ING Groep N.V., Ordinary Shares	332,546
13,880	ING Groep N.V.	75,507
20,340	New York Stock Exchange Euronext	364,086
	Total Diversified Financial Services	1,850,253
	Diversified Telecommunication Services – 2.1%
23,850	AT&T Inc.	601,020
5,930	Cbeyond Inc., (2)	111,662
15,260	Embarq Corporation	577,591
13,880	France Telecom S.A.	314,521
37,500	KT Corporation, Sponsored ADR	517,125
149,000	Nippon Telegraph and Telephone Corporation, ADR, (3)	2,835,470
32,341	Nippon Telegraph and Telephone Corporation, ADR	1,234,285
207,000	Sprint Nextel Corporation, (2)	738,990
2,295,000	Telecom Italia S.p.A.	2,333,739
10,010	Telefonica SA	596,796
	Total Diversified Telecommunication Services	9,861,199
	Electric Utilities – 2.2%
31,800	Ameren Corporation, (3)	737,442
134,000	Centrais Electricas Brasileiras S.A., ADR, (2)	1,429,780
17,690	Chubu Electric Power Inc.	389,899
27,450	E.ON A.G., Sponsored ADR	759,816
24,470	Edison International	704,981
7,250	El Paso Electric Company, (2)	102,153
19,836	Exelon Corporation	900,356
8,110	FPL Group, Inc.	411,420
268,500	Korea Electric Power Corporation, Sponsored ADR, (2)	2,456,775
10,460	PG&E Corporation	399,781
148,600	PNM Resources Inc.	1,227,436
9,940	Progress Energy, Inc.	360,424
5,480	Southern Company	167,798
21,050	Tohoku Electric Power Company	463,321
	Total Electric Utilities	10,511,382
	Electrical Equipment – 0.3%
65,820	ABB Limited	917,975
23,390	Emerson Electric Co.	668,486
10,480	GrafTech International Ltd., (2)	64,557
	Total Electrical Equipment	1,651,018
	Electronic Equipment & Instruments – 0.3%
8,374	Itron Inc., (2)	396,509
4,377	Multi Fineline Electronix, Inc., (2)	73,709
45,000	Tech Data Corporation, (2)	980,100
2,430	Thermo Fisher Scientific, Inc., (2)	86,678
	Total Electronic Equipment & Instruments	1,536,996
	Energy Equipment & Services – 0.8%
231,500	BJ Services Company, (3)	2,303,425
2,710	Cabot Oil & Gas Corporation	63,875
16,280	Cooper Cameron Corporation, (2)	357,020
6,590	EnergySolutions Inc.	57,004
14,200	FMC Technologies Inc., (2)	445,454
9,130	Matrix Service Company, (2)	75,049
5,800	Pride International Inc., (2)	104,284
8,920	Superior Well Services, Inc., (2)	45,760
10,600	Technip S.A.	373,666
	Total Energy Equipment & Services	3,825,537
	Food & Staples Retailing – 0.7%
12,590	Casino Guichard-Perrachon S.A, (2)	819,196
59,960	Koninklijke Ahold N.V., (2)	656,725
5,260	Kroger Co.	111,617
21,990	Safeway Inc.	443,978
21,860	Wal-Mart Stores, Inc.	1,138,906
42,660	William Morrison Supermarkets PLC	156,186
	Total Food & Staples Retailing	3,326,608
	Food Products – 2.0%
4,170	Campbell Soup Company	114,091
8,640	ConAgra Foods, Inc.	145,757
5,300	Dean Foods Company, (2)	95,824
5,590	Diamond Foods Inc.	156,129
2,489	General Mills, Inc.	124,151
7,470	H.J. Heinz Company	246,958
3,820	Hershey Foods Corporation	132,745
139,030	Jeronimo Martins SGPS	684,474
8,860	Monsanto Company	736,266
14,800	Nestle S.A.	500,008
267,000	Smithfield Foods, Inc., (2)	2,525,820
351,000	Tyson Foods, Inc., Class A, (3)	3,295,890
49,810	Unilever PLC	942,903
	Total Food Products	9,701,016
	Gas Utilities – 0.1%
10,170	E.ON AG	282,056
10,430	Spectra Energy Corporation	147,480
	Total Gas Utilities	429,536
	Health Care Equipment & Supplies – 0.7%
15,188	Baxter International, Inc.	777,929
2,890	Beckman Coulter, Inc.	147,419
6,310	Becton, Dickinson and Company	424,284
7,290	Covidien Limited	242,320
22,780	Fresenius Medical Care, ADR	883,966
3,700	Gen-Probe, Inc., (2)	168,646
5,230	Masimo Corporation, (2)	151,565
50,700	Paramount Bed Company Limited	671,290
6,000	Volcano Corporation, (2)	87,300
	Total Health Care Equipment & Supplies	3,554,719
	Health Care Providers & Services – 0.5%
2,770	Emergency Medical Services Corporation, (2)	86,950
20,614	Express Scripts, Inc., (2)	951,748
30,000	Health Net Inc., (2)	434,400
2,410	Humana Inc., (2)	62,853
12,720	Omnicare, Inc.	311,513
6,900	Pharmerica Corporation, (2)	114,816
7,336	Quest Diagnostics Incorporated	348,313
2,650	RehabCare Group Inc., (2)	46,216
	Total Health Care Providers & Services	2,356,809

	Hotels, Restaurants & Leisure – 0.3%
9,200	Burger King Holdings Inc.	211,140
16,765	McDonald’s Corporation	914,866
8,000	Starwood Hotels & Resorts Worldwide, Inc.	101,600
	Total Hotels, Restaurants & Leisure	1,227,606
	Household Durables – 0.0%
3,720	MDC Holdings Inc.	115,841
	Household Products – 0.2%
2,920	Church & Dwight Company Inc.	152,512
11,590	Colgate-Palmolive Company	683,578
7,870	Reckitt and Benckiser	295,280
	Total Household Products	1,131,370
	Industrial Conglomerates – 0.2%
9,200	East Asiatic Co LTD	260,367
17,120	Mitsubishi Corporation	226,955
15,700	Walter Industries Inc.	359,059
	Total Industrial Conglomerates	846,381
	Insurance – 0.9%
5,590	Ace Limited	225,836
8,400	Amtrust Financial Services, Inc.	80,220
5,400	Arch Capital Group Limited, (2)	290,844
4,480	Aspen Insurance Holdings Limited	100,621
4,380	Axis Capital Holdings Limited	98,725
7,800	Chubb Corporation	330,096
800	Fairfax Financial Holdings Limited	208,400
1,990	Fairfax Financial Holdings Limited	514,546
4,436	First American Corporation	117,598
9,130	HCC Insurance Holdings Inc.	229,985
214,450	Mapfre S.A.	469,594
10,590	Mitsui Sumitomo Insurance Company Limited	249,503
1,290	Navigators Group, Inc., (2)	60,862
10,500	Progressive Corporation, (2)	141,120
14,220	SCOR SE	292,215
3,520	Stewart Information Services Corporation	68,640
9,360	Travelers Companies, Inc.	380,390
13,600	WR Berkley Corporation	306,680
930	Zurich Financial Services AG	146,980
	Total Insurance	4,312,855
	Internet & Catalog Retail – 0.1%
3,640	Amazon.com, Inc., (2)	267,322
	Internet Software & Services – 0.5%
60,000	eBay Inc., (2)	753,600
12,240	Equinix Inc., (2)	687,276
740	Google Inc., Class A, (2)	257,564
12,290	Sohu.com Inc., (2)	507,700
11,200	Switch & Data Facilities Company, Inc., (2)	98,224
3,590	Vocus, Inc., (2)	47,711
	Total Internet Software & Services	2,352,075
	IT Services – 0.1%
10,900	Accenture Limited	299,641
2,907	Affiliated Computer Services, Inc., (2)	139,216
8,690	CGI Group Inc., (2)	69,520
7,724	Fidelity National Information Services	140,577
	Total IT Services	648,954
	Leisure Equipment & Products – 0.2%
18,342	Hasbro, Inc.	459,834
8,990	Marvel Entertainment Inc., (2)	238,685
	Total Leisure Equipment & Products	698,519
	Life Sciences Tools & Services – 0.1%
1,010	Bio-Rad Laboratories Inc., (2)	66,559
10,680	Illumina Inc., (2)	397,723
	Total Life Sciences Tools & Services	464,282
	Machinery – 0.3%
36,840	ABB Limited	513,550
3,200	Badger Meter Inc.	92,448
4,350	Cummins Inc.	110,708
7,910	Flowserve Corporation	443,909
4,688	Harsco Corporation	103,933
5,550	Robbins & Myers, Inc.	84,194
4,220	SPX Corporation	198,382
	Total Machinery	1,547,124
	Marine – 0.2%
129,220	Kawasaki Kisen Kaisha Limited	406,148
40,000	Stolt-Nielsen S.A.	304,563
3,170	Transocean Inc., (2)	186,523
	Total Marine	897,234
	Media – 0.5%
24,620	Cablevision Systems Corporation	318,583
29,516	DIRECTV Group, Inc., (2)	672,670
17,480	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	348,726
7,450	National CineMedia, Inc.	98,191
19,490	Regal Entertainment Group, Class A	261,361
22,700	Scholastic Corporation	342,089
11,715	Shaw Communication Inc.	178,587
	Total Media	2,220,207
	Metals & Mining – 4.2%
120,800	AngloGold Ashanti Limited, Sponsored ADR, (3)	4,440,608
88,800	Barrick Gold Corporation, (3)	2,878,896
42,820	BHP Billiton PLC	946,372
1,150	Compass Minerals International, Inc.	64,826
235,600	Crystallex International Corporation, (2)	61,256
18,280	Freeport-McMoRan Copper & Gold, Inc.	696,651
121,100	Gold Fields Limited, (3)	1,373,274
126,000	Ivanhoe Mines Ltd., (2)	774,900
1,262,600	Lihir Gold Limited, (2)	2,856,611
1,062,500	Minara Resources Limited	299,498
158,540	Mitsubishi Materials	431,863
102,700	Newmont Mining Corporation, (3)	4,596,852
188,200	NovaGold Resources Inc., (2)	519,432
	Total Metals & Mining	19,941,039
	Multiline Retail – 0.5%
21,460	Big Lots, Inc., (2)	445,939
5,160	Dollar Tree Stores Inc., (2)	229,878
10,870	Family Dollar Stores, Inc.	362,732
4,260	Kohl’s Corporation, (2)	180,283
57,140	Next PLC	1,084,306
	Total Multiline Retail	2,303,138
	Multi-Utilities – 0.2%
56,990	Centrica PLC	186,034
9,740	RWE AG	682,097
	Total Multi-Utilities	868,131
	Oil, Gas & Consumable Fuels – 4.5%
3,500	Alpha Natural Resources Inc., (2)	62,125
98,900	Arch Coal Inc., (3)	1,322,293
34,900	BG Group PLC	526,447
79,710	BP PLC, Sponsored ADR, (3)	3,196,371
115,712	Cameco Corporation, (3)	1,986,775
18,840	Chesapeake Energy Corporation	321,410
36,670	Chevron Corporation, (3)	2,465,691
2,338	Comstock Resources Inc., (2)	69,672
24,630	Continental Resources Inc., (2)	522,402
21,230	Eni S.p.A., Sponsored ADR	813,534
6,740	EOG Resources, Inc.	369,082
65,200	Gazprom OAO, ADR	966,125
10,700	Hess Corporation	579,940
4,140	McMoran Exploration Corporation, (2)	19,458
9,170	Murphy Oil Corporation	410,541
40,100	Nexen Inc.	680,096
13,510	Occidental Petroleum Corporation	751,832
17,570	Petrohawk Energy Corporation, (2)	337,871
19,950	Repsol YPF S.A.	340,946
61,600	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	2,686,376
18,140	SandRidge Energy Inc., (2)	119,543
11,530	Southwestern Energy Company, (2)	342,326
33,719	StatoilHydro ASA, Sponsored ADR	588,059
8,820	Tesoro Corporation	118,805
14,050	Total S.A., Sponsored ADR	689,293
5,610	Total S.A.	277,411
10,090	Valero Energy Corporation	180,611
4,540	Whiting Petroleum Corporation, (2)	117,359
13,590	Woodside Petroleum Limited	361,984
	Total Oil, Gas & Consumable Fuels	21,224,378
	Paper & Forest Products – 0.0%
4,940	Buckeye Technologies Inc., (2)	10,522
1	Clearwater Paper Corporation, (2)	6
	Total Paper & Forest Products	10,528
	Personal Products – 0.0%
14,240	Shiseido Company, Limited	208,773
	Pharmaceuticals – 1.7%
10,840	Abbott Laboratories	517,068
12,570	Astellas Pharma Inc.	388,993
9,900	AstraZeneca Group	350,608
24,872	Bristol-Myers Squibb Company	545,194
20,450	Eli Lilly and Company	683,235
44,300	GlaxoSmithKline PLC, ADR	689,959
4,730	GlaxoSmithKline PLC, ADR	146,961
15,450	H. Lundbeck A/S	263,598
10,340	Johnson & Johnson	543,884
22,660	Novartis AG	857,308
3,280	Noven Pharmaceuticals Inc., (2)	31,094
2,160	Novo Nordisk A/S	103,563
9,050	Perrigo Company	224,712
58,000	Pfizer Inc.	789,960
2,000	Roche Holdings AG	274,500
9,220	Sanofi-Synthelabo, SA	517,437
25,800	Shionogi & Company Limited	444,708
28,660	Warner Chilcott Limited, (2)	301,503
14,780	Watson Pharmaceuticals Inc., (2)	459,806
	Total Pharmaceuticals	8,134,091
	Real Estate – 0.3%
2,470	American Public Education Inc., (2)	103,888
20,920	Annaly Capital Management Inc.	290,160
3,210	Equity Lifestyles Properties Inc.	122,301
7,270	Health Care Property Investors Inc.	129,770
6,380	Lexington Corporate Properties Trust	15,184
11,590	Rayonier Inc.	350,250
6,281	Tanger Factory Outlet Centers	193,832
	Total Real Estate	1,205,385
	Road & Rail – 0.4%
12,960	Canadian National Railways Company	464,619
14,300	CSX Corporation	369,655
5,750	Kansas City Southern Industries, (2)	73,083
5,150	Landstar System	172,371
159,970	Stagocoach Group PLC	274,806
9,770	Union Pacific Corporation	401,645
	Total Road & Rail	1,756,179
	Semiconductors & Equipment – 0.5%
44,220	Broadcom Corporation, Class A, (2)	883,516
53,450	Intel Corporation	804,423
45,310	Marvell Technology Group Ltd., (2)	415,040
8,690	Monolithic Power Systems, Inc., (2)	134,695
12,760	ON Semiconductor Corporation, (2)	49,764
7,370	Semtech Corporation, (2)	98,390
3,730	Sigma Designs, Inc., (2)	46,401
7,530	Xilinx, Inc.	144,275
	Total Semiconductors & Equipment	2,576,504
	Software – 0.7%
6,469	Adobe Systems Incorporated, (2)	138,372
1,670	Advent Software Inc., (2)	55,628
10,510	Ansys Inc., (2)	263,801
4,720	Blackboard, Inc., (2)	149,813
16,348	BMC Software, Inc., (2)	539,484
22,660	CA Inc.	399,043
12,970	CommVault Systems, Inc., (2)	142,281
3,380	Nintendo Co., Ltd.	988,757
14,840	Salesforce.com, Inc., (2)	485,713
17,679	Symantec Corporation, (2)	264,124
10,680	Wind River Systems Inc., (2)	68,352
	Total Software	3,495,368
	Specialty Retail – 0.4%
3,045	Aeropostale, Inc., (2)	80,875
24,910	Gap, Inc.	323,581
22,920	Home Depot, Inc.	539,995
8,800	Hot Topic, Inc., (2)	98,472
25,400	Lowe’s Companies, Inc.	463,550
4,510	NetFlix.com Inc., (2)	193,569
6,990	O’Reilly Automotive Inc., (2)	244,720
	Total Specialty Retail	1,944,762
	Textiles, Apparel & Luxury Goods – 0.1%
12,308	Guess Inc.	259,453
5,540	True Religion Apparel, Inc., (2)	65,427
	Total Textiles, Apparel & Luxury Goods	324,880
	Thrifts & Mortgage Finance – 0.2%
70,760	Hudson City Bancorp, Inc.	827,184
15,610	People’s United Financial, Inc.	280,512
	Total Thrifts & Mortgage Finance	1,107,696
	Tobacco – 0.3%
6,950	British American Tobacco PLC	319,700
3,780	Lorillard Inc.	233,376
19,370	Philip Morris International	689,184
	Total Tobacco	1,242,260
	Trading Companies & Distributors – 0.2%
81,000	Mitsui & Company Limited	825,169
	Water Utilities – 0.0%
2,710	California Water Service Group	113,440
	Wireless Telecommunication Services – 0.7%
100	KDDI Corporation	470,913
6,970	Millicom International Cellular S.A., (2)	260,895
11,890	Millicom International Cellular S.A., (2)	440,405
880	NTT Mobile Communications	1,198,942
17,820	Partner Communications Company Limited	269,437
396,050	Vodafone Group PLC	690,494
	Total Wireless Telecommunication Services	3,331,086
	Total Common Stocks (cost $264,812,809)	176,633,363

Shares	Description (1)	Coupon		Ratings (4)	Value
	Convertible Preferred Securities – 1.4% (1.0% of Total Investments)
	Capital Markets – 0.0%
5,800	AMG Capital Trust II, Convertible Bond	5.150%		BB	$ 101,138
	Commercial Banks – 0.3%
2,800	Bank of America Corporation	7.250%		BB-	1,188,600
11,150	Fifth Third Bancorp, Convertible Bond	8.500%		Baa1	459,380
	Total Commercial Banks				1,647,980
	Communications Equipment – 0.5%
8,400	Lucent Technologies Capital Trust I	7.750%		B3	2,377,200
	Electric Utilities – 0.1%
16,550	Centerpoint Energy Inc.	2.000%		BBB-	285,488
3,750	CMS Energy Corporation, Convertible Bonds	4.500%		Ba2	236,719
	Total Electric Utilities				522,207
	Food Products – 0.1%
3,350	Bunge Limited, Convertible Bonds	4.875%		Ba1	256,694
	Health Care Providers & Services – 0.0%
2,450	Omnicare Capital Trust II, Series B	4.000%		B	82,651
	Independent Power Producers & Energy Traders – 0.0%
200	NRG Energy Inc., Convertible Bond	4.000%		B2	178,500
	Insurance – 0.0%
2,500	Reinsurance Group of America Inc.	5.750%		BBB	108,750
	Metals & Mining – 0.2%
800	Freeport McMoran Copper & Gold, Inc.	5.500%		BB	728,200
	Oil, Gas & Consumable Fuels – 0.1%
400	El Paso Corporation	4.990%		B	232,100
100	El Paso Corporation	4.990%		B	58,025
1,450	Williams Companies Inc., Preferred Convertible Bonds	5.500%		BB	78,300
	Total Oil, Gas & Consumable Fuels				368,425
	Real Estate – 0.1%
9,600	HRPT Properties Trust, Preferred Convertible Bonds	6.500%		BB+	85,151
6,950	Simon Property Group, Inc., Series I	6.000%		Baa1	220,731
	Total Real Estate				305,882
	Total Convertible Preferred Securities (cost $16,132,142)				6,677,627

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 42.6% (29.1% of Total Investments)
	Capital Markets – 2.5%
90,994	BNY Capital Trust V, Series F	5.950%		Aa3	$ 1,778,023
881,630	Deutsche Bank Capital Funding Trust II	6.550%		Aa3	9,830,175
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		Aa3	161,736
	Total Capital Markets				11,769,934
	Commercial Banks – 7.2%
44,900	ASBC Capital I	7.625%		A3	748,034
283,373	Banco Santander Finance	6.800%		Aa3	3,868,041
263,660	Banco Santander Finance	6.500%		Aa3	3,688,603
231,600	Banesto Holdings, Series A, 144A	10.500%		A1	4,624,774
14,600	Barclays Bank PLC	7.750%		A	181,624
24,100	Barclays Bank PLC	7.100%		A+	281,970
107,000	Cobank Agricultural Credit Bank	7.000%		A	2,900,877
31,000	Cobank Agricultural Credit Bank	11.000%		A	1,416,871
20,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		A2	289,275
7,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A2	101,325
607,541	HSBC Finance Corporation	6.875%		A	10,449,705
259,800	JP Morgan Chase Capital Trust XXVI	8.000%		A1	5,227,176
79,592	Merrill Lynch Preferred Capital Trust V	7.280%		Baa3	787,961
400	National City Capital Trust II	6.625%		A2	5,580
	Total Commercial Banks				34,571,816
	Diversified Financial Services – 2.1%
20,400	ING Groep N.V.	8.500%		A3	222,360
14,900	ING Groep N.V.	7.375%		A3	139,017
329,118	ING Groep N.V.	7.200%		A3	3,218,774
707,575	ING Groep N.V.	7.050%		BBB	6,453,084
	Total Diversified Financial Services				10,033,235
	Diversified Telecommunication Services – 0.4%
65,702	BellSouth Capital Funding (CORTS)	7.120%		A	1,309,934
18,300	BellSouth Corporation (CORTS)	7.000%		A	359,710
15,200	Verizon Communications (CORTS)	7.625%		A	361,304
	Total Diversified Telecommunication Services				2,030,948
	Electric Utilities – 1.1%
32,070	Entergy Louisiana LLC	7.600%		A-	801,109
21,775	FPL Group Capital Inc.	6.600%		A3	522,165
1,200	National Rural Utilities Cooperative Finance Corporation	6.750%		A3	25,368
165,061	Xcel Energy Inc.	7.600%		Baa2	3,831,066
	Total Electric Utilities				5,179,708
	Food Products – 0.3%
27,100	Dairy Farmers of America Inc., 144A	7.875%		BBB-	1,551,475
	Insurance – 11.5%
624,430	Aegon N.V.	6.375%		Baa1	3,996,352
357,766	Arch Capital Group Limited	8.000%		BBB-	7,101,655
1,215,800	Delphi Financial Group, Inc.	8.000%		BBB+	18,528,792
276,457	EverestRe Capital Trust II	6.200%		Baa1	4,553,247
75,900	Financial Security Assurance Holdings	6.250%		A+	675,510
702,667	PartnerRe Limited, Series C	6.750%		BBB+	12,535,579
62,457	PLC Capital Trust III	7.500%		BBB	630,816
5,800	PLC Capital Trust IV	7.250%		BBB	51,156
364,751	RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	6,080,399
29,600	RenaissanceRe Holdings Ltd	6.600%		BBB+	469,160
	Total Insurance				54,622,666
	Media – 5.2%
3,500	CBS Corporation	7.250%		BBB	49,700
395,195	CBS Corporation	6.750%		BBB	5,220,526
486,531	Comcast Corporation	7.000%		BBB+	9,793,869
558,146	Viacom Inc.	6.850%		BBB	9,561,041
	Total Media				24,625,136
	Oil, Gas & Consumable Fuels – 1.5%
429,300	Nexen Inc.	7.350%		BB+	7,104,915
	Real Estate – 10.7%
558,485	Developers Diversified Realty Corporation, Series G	8.000%		Ba1	3,183,365
12,900	Duke Realty Corporation, Series K	6.500%		Baa3	106,425
12,300	Duke Realty Corporation, Series L	6.600%		Baa3	108,117
90,042	Duke Realty Corporation, Series O	8.375%		Baa3	1,024,678
154,878	Equity Residential Properties Trust, Series N	6.480%		BBB-	2,648,414
23,182	First Industrial Realty Trust, Inc., Series J	7.250%		Ba1	168,070
122,067	HRPT Properties Trust, Series B	8.750%		Baa3	1,397,667
650,800	HRPT Properties Trust, Series C	7.125%		Baa3	6,423,396
340,287	Kimco Realty Corporation, Series F	6.650%		Baa2	3,913,301
112,332	Kimco Realty Corporation, Series G	7.750%		Baa2	1,533,332
32,982	Prologis Trust, Series C	8.540%		BBB	900,821
216,310	Public Storage, Inc.	6.750%		Baa1	3,752,979
33,774	Public Storage, Inc., Series C	6.600%		Baa1	585,303
43,600	Public Storage, Inc., Series E	6.750%		Baa1	759,076
9,359	Public Storage, Inc., Series H	6.950%		Baa1	168,556
307,200	Realty Income Corporation	6.750%		Baa2	5,191,680
117,684	Regency Centers Corporation	7.450%		BBB	1,941,786
880,862	Wachovia Preferred Funding Corporation	7.250%		A	10,156,339
595,830	Weingarten Realty Trust, Preferred Securities	6.750%		Baa3	7,149,959
	Total Real Estate				51,113,264
	Wireless Telecommunication Services – 0.1%
4,100	Telephone and Data Systems Inc.	7.600%		Baa2	71,790
21,754	United States Cellular Corporation	8.750%		Baa2	445,956
2,700	United States Cellular Corporation	7.500%		Baa2	48,059
	Total Wireless Telecommunication Services				565,805
	Total $25 Par (or similar) Preferred Securities (cost $365,269,578)				203,168,902

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 17.1% (11.7% of Total Investments) (6)
	Aerospace & Defense - 0.2%
$ 574	DAE Aviation Holdings, Inc., Term Loan B1	4.496%	7/31/14	B+	$ 290,107
565	DAE Aviation Holdings, Inc., Term Loan B2	4.920%	7/31/14	B+	285,262
600	McKechnie Aerospace Holdings, Inc., Term Loan	5.520%	5/11/15	N/R	240,000
1,739	Total Aerospace & Defense				815,369
	Airlines – 0.3%
1,669	ACTS Aero Technical Support & Services, Inc., Term Loan, (7)	7.333%	10/16/14	N/R	312,956
980	American Airlines, Inc., Term Loan	3.320%	12/17/10	B+	796,629
983	Delta Air Lines, Inc., Term Loan	3.758%	4/30/14	B	452,564
3,632	Total Airlines				1,562,149
	Building Products – 0.6%
2,549	Building Materials Corporation of America, Term Loan	3.875%	2/22/14	B+	1,805,005
975	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	395,610
986	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	399,975
975	TFS Acquisition, Term Loan	4.720%	8/11/13	B2	450,938
5,485	Total Building Products				3,051,528
	Chemicals – 0.6%
187	Celanese US Holdings LLC, Term Loan	2.935%	4/02/14	BB+	160,686
1,970	Hercules Offshore, Inc., Term Loan	3.210%	7/11/13	BB	1,396,730
463	LyondellBasell Finance Company, DIP Term Loan, (7), (8)	8.668%	12/15/09	Caa2	457,949
36	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (7), (8)	0.000%	12/20/13	Caa2	7,828
86	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (7), (8)	0.000%	12/20/13	Caa2	18,433
104	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (7), (8)	0.000%	12/20/14	Caa2	22,213
104	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (7), (8)	0.000%	12/20/14	Caa2	22,213
104	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (7), (8)	0.000%	12/20/14	Caa2	22,213
135	LyondellBasell Finance Company, Revolving Line of Credit, (7), (8)	0.000%	12/20/13	Caa2	31,130
802	LyondellBasell Finance Company, Roll-Up DIP Term Loan, (15)	0.000%	12/15/09	CC	430,638
258	LyondellBasell Finance Company, US Tranche A, Term Loan, (7), (8)	0.000%	12/20/13	Caa2	49,641
450	LyondellBasell Finance Company, US Tranche B1, Term Loan, (7), (8)	0.000%	12/20/14	Caa2	98,919
450	LyondellBasell Finance Company, US Tranche B2, Term Loan, (7), (8)	0.000%	12/22/14	Caa2	98,919
450	LyondellBasell Finance Company, US Tranche B3, Term Loan, (7), (8)	0.000%	12/22/14	Caa2	98,919
5,599	Total Chemicals				2,916,431
	Commercial Services & Supplies – 0.3%
88	Aramark Corporation, Letter of Credit	3.220%	1/24/14	BB	76,418
1,381	Aramark Corporation, Term Loan	3.095%	1/24/14	BB	1,202,876
1,469	Total Commercial Services & Supplies				1,279,294
	Communications Equipment – 0.2%
994	CommScope Inc., Term Loan B	3.589%	12/27/14	BB-	856,854
	Diversified Consumer Services – 0.4%
975	Cengage Learning Acquisitions, Inc., Term Loan	3.020%	7/05/14	B+	663,034
193	Laureate Education, Inc., Delayed Draw Term Loan	4.409%	8/17/14	B1	129,913
1,290	Laureate Education, Inc., Term Loan B	4.409%	8/17/14	B1	870,294
2,458	Total Diversified Consumer Services				1,663,241
	Electric Utilities – 0.4%
561	Calpine Corporation, DIP Term Loan	4.095%	3/31/14	B+	430,071
985	TXU Corporation, Term Loan B2	4.033%	10/10/14	Ba3	653,486
1,359	TXU Corporation, Term Loan B3	4.033%	10/10/14	Ba3	899,401
2,905	Total Electric Utilities				1,982,958
	Electrical Equipment – 0.0%
242	Allison Transmission Holdings, Inc., Term Loan	3.293%	8/07/14	B	161,416
	Energy Equipment & Services – 0.3%
1,907	PGS Finance, Inc., Term Loan	2.970%	6/29/15	Ba2	1,399,017
	Health Care Equipment & Supplies – 0.2%
48	Bausch & Lomb, Inc., Delayed Term Loan, (15)	3.552%	4/24/15	BB-	38,960
328	Bausch & Lomb, Inc., Term Loan	4.470%	4/24/15	BB-	281,670
955	Biomet, Inc., Term Loan	4.155%	3/24/15	BB-	863,666
1,331	Total Health Care Equipment & Supplies				1,184,296
	Health Care Providers & Services – 3.6%
336	Community Health Systems, Inc., Delayed Term Loan	2.768%	7/25/14	BB	291,128
6,564	Community Health Systems, Inc., Term Loan	3.441%	7/25/14	BB	5,689,762
491	Concentra, Inc., Term Loan	3.470%	6/25/14	B+	297,206
2,615	HCA, Inc., Term Loan, DD1	3.470%	11/18/13	BB	2,230,955
1,121	HCA, Inc., Term Loan A	3.220%	11/18/12	BB	971,781
2,052	Health Management Associates, Inc., Term Loan	2.970%	2/28/14	BB-	1,670,642
473	IASIS Healthcare LLC, Delayed Term Loan	2.518%	3/14/14	Ba2	403,312
127	IASIS Healthcare LLC, Letter of Credit	0.418%	3/14/14	Ba2	108,362
1,368	IASIS Healthcare LLC, Term Loan	2.518%	3/14/14	Ba2	1,165,493
1,381	Select Medical Corporation, Term Loan B2	3.251%	2/24/12	Ba2	1,128,377
1,824	Select Medical Corporation, Term Loan	3.251%	2/24/12	Ba2	1,490,039
199	Sun Healthcare Group, Inc., Synthetic Letter of Credit	3.220%	4/19/14	Ba2	170,348
964	Sun Healthcare Group, Inc., Term Loan	3.267%	4/19/14	Ba2	826,014
980	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.771%	9/23/11	Ba3	898,697
20,495	Total Health Care Providers & Services				17,342,116
	Hotels, Restaurants & Leisure – 1.4%
1,502	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	B+	829,872
964	Cedar Fair LP, Term Loan	2.518%	8/30/12	BB-	833,006
1,188	Harrah’s Operating Company, Inc., Term Loan B2	4.159%	1/28/15	B-	714,657
134	Travelport LLC, Letter of Credit	3.470%	8/23/13	Ba2	78,695
669	Travelport LLC, Term Loan	3.023%	8/23/13	Ba2	392,197
1,191	Venetian Casino Resort LLC, Delayed Draw Term Loan	2.270%	5/23/14	B-	637,929
4,716	Venetian Casino Resort LLC, Term Loan	2.270%	5/23/14	B-	2,526,007
899	Wintergames Holdings, Term Loan A	8.020%	12/22/13	N/R	550,885
11,263	Total Hotels, Restaurants & Leisure				6,563,248

	Independent Power Producers & Energy Traders – 0.6%
1,084	NRG Energy, Inc., Credit Linked Deposit	2.720%	2/01/13	Ba1	978,099
2,028	NRG Energy, Inc., Term Loan	2.720%	2/01/13	Ba1	1,830,623
3,112	Total Independent Power Producers & Energy Traders				2,808,722
	Insurance – 0.1%
1,965	Conseco, Inc., Term Loan	2.564%	10/10/13	Caa1	638,692
	IT Services – 0.6%
770	First Data Corporation, Term Loan B1	3.272%	9/24/14	Ba3	521,627
836	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.270%	7/28/12	B+	505,643
781	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.270%	7/28/12	B+	455,348
815	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	3.270%	7/30/12	B+	493,136
800	SunGard Data Systems, Inc., Term Loan B, WI/DD	TBD	TBD	BB	682,000
4,002	Total IT Services				2,657,754
	Leisure Equipment & Products – 0.2%
388	Herbst Gaming, Inc., Delayed Term Loan, (7), (8)	0.000%	12/02/11	D	87,392
447	Herbst Gaming, Inc., Term Loan, (7), (8)	0.000%	12/02/11	D	100,581
4,000	Wimar OpCo LLC, Term Loan, (8)	6.500%	1/03/12	N/R	975,556
4,835	Total Leisure Equipment & Products				1,163,529
	Machinery – 0.3%
1,695	Oshkosh Truck Corporation, Term Loan	7.059%	12/06/13	B+	1,270,114
	Media – 3.4%
4,127	Cequel Communications LLC, Term Loan B	2.521%	11/05/13	BB-	3,579,322
4,770	Charter Communications Operating Holdings LLC, Term Loan	3.211%	3/06/14	B1	3,915,609
1,500	Citadel Broadcasting Corporation, Term Loan	2.663%	6/12/14	CCC+	550,500
1,122	Gray Television, Inc., Term Loan B	2.546%	12/31/14	B	484,338
968	Idearc, Inc., Term Loan, (7), (8)	3.220%	11/17/14	B3	373,765
796	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	3.768%	4/08/12	N/R	359,480
1,935	Neilsen Finance LLC, Term Loan	2.533%	8/09/13	Ba3	1,514,698
944	Philadelphia Newspapers, Term Loan, (7), (8)	0.000%	6/29/13	N/R	193,541
980	Readers Digest Association, Inc., Term Loan	3.287%	3/02/14	CCC	254,800
5,925	Tribune Company, Term Loan B, (7), (8)	0.000%	6/04/14	Ca	1,566,949
890	Tribune Company, Term Loan X, (7), (8)	0.000%	6/04/09	Ca	230,930
5,400	Univision Communications, Inc., Term Loan	2.768%	9/29/14	B2	2,831,625
750	Young Broadcasting Inc. Term Loan B, (8)	4.750%	11/03/12	Ca	265,000
30,107	Total Media				16,120,557
	Metals & Mining – 0.2%
1,612	John Maneely Company, Term Loan	4.436%	12/08/13	B+	979,522
	Oil, Gas & Consumable Fuels – 0.6%
1,980	CCS Income Trust, Term Loan	3.518%	11/14/14	BB-	1,108,772
2,376	Western Refining, Inc., Term Loan	6.500%	5/30/14	BB-	1,578,222
4,356	Total Oil, Gas & Consumable Fuels				2,686,994
	Paper & Forest Products – 0.2%
1,032	Georgia-Pacific Corporation, Term Loan B	3.258%	12/21/12	BB+	912,737
	Pharmaceuticals – 0.3%
2,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,635,000
	Real Estate Management & Development – 0.5%
2,805	LNR Property Corporation, Term Loan B	4.000%	7/12/11	BB	1,525,059
1,648	Realogy Corporation, Delayed Term Loan	3.918%	10/10/13	Caa1	952,114
4,453	Total Real Estate Management & Development				2,477,173
	Road & Rail – 0.1%
919	Swift Transportation Company, Inc., Term Loan	3.750%	5/10/14	B-	470,785
	Specialty Retail – 1.5%
2,959	Blockbuster, Inc., Tranche B, Term Loan	5.620%	8/20/11	B1	1,960,468
5,242	Burlington Coat Factory Warehouse Corporation, Term Loan	2.770%	5/28/13	B3	2,253,959
1,416	Michaels Stores, Inc., Term Loan	2.758%	10/31/13	B	790,801
2,400	Toys “R” Us - Delaware, Inc., Term Loan B	4.795%	7/19/12	BB-	1,448,999
1,480	TRU 2005 RE Holding Co I LLC, Term Loan	3.497%	12/08/09	B3	680,948
13,497	Total Specialty Retail				7,135,175
$ 133,104	Total Variable Rate Senior Loan Interests (cost $126,469,420)				81,734,671

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 12.1% (8.2% of Total Investments)
	Aerospace & Defense – 0.2%
$ 160	AAR Corporation, Convertible Bond	1.750%	2/01/26	BB	$ 116,400
250	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	241,250
150	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	151,875
450	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	435,938
150	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	120,750
1,160	Total Aerospace & Defense				1,066,213
	Airlines – 0.4%
2,375	JetBlue Airways Corporation	3.750%	3/15/35	CCC	2,078,125
	Auto Components – 0.1%
425	Magna International Inc., Class A	6.500%	3/31/10	N/R	326,132
	Beverages – 0.1%
350	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB	357,875
	Biotechnology – 0.5%
650	Amgen Inc.	0.125%	2/01/11	A+	608,563
1,500	Amgen Inc.	0.375%	2/01/13	A+	1,372,500
250	Invitrogen Corporation, Convertible Bond	2.000%	8/01/23	BB+	270,938
2,400	Total Biotechnology				2,252,001
	Capital Markets – 0.1%
450	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	320,063
200	BlackRock Inc.	2.625%	2/15/35	AA-	276,750
650	Total Capital Markets				596,813
	Commercial Banks – 0.2%
150	SVB Financial Group, Convertible Bond	3.875%	4/15/11	A3	123,000
500	U.S. Bancorp, Convertible Bonds	0.704%	12/11/35	AA	445,000
500	U.S. Bancorp, Convertible Bonds	0.000%	9/20/36	AA	442,500
1,150	Total Commercial Banks				1,010,500
	Commercial Services & Supplies – 0.0%
150	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	BBB-	138,000
50	FTI Consulting Inc., Convertible Bond	3.750%	7/15/12	B+	83,813
200	Total Commercial Services & Supplies				221,813
	Communications Equipment – 0.2%
300	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	128,625
200	Comverse Technology, Inc.	0.000%	5/15/23	B+	198,500
850	Lucent Technologies Inc., Series B	2.875%	6/15/25	B+	400,563
1,350	Total Communications Equipment				727,688
	Computers & Peripherals – 0.5%
1,000	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,007,500
600	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	588,750
150	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	147,188
350	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	B	223,563
600	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B	363,000
2,700	Total Computers & Peripherals				2,330,001
	Construction & Engineering – 0.0%
100	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	128,375
	Containers & Packaging – 0.1%
350	Sealed Air Corporation, 144A	3.000%	6/30/33	Baa3	327,688
	Diversified Financial Services – 0.1%
100	Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	84,625
250	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BB+	210,938
350	Total Diversified Financial Services				295,563
	Diversified Telecommunication Services – 0.2%
850	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	788,375
	Electric Utilities – 0.0%
250	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	197,500
	Electrical Equipment – 0.0%
350	General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	249,813
	Electronic Equipment & Instruments – 0.2%
300	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	164,625
150	Itron Inc.	2.500%	8/01/26	B-	149,813
250	Roper Industries Inc.	0.000%	1/15/34	BB+	131,875
400	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	349,500
1,100	Total Electronic Equipment & Instruments				795,813
	Energy Equipment & Services – 0.9%
100	Cooper Cameron Corporation	1.500%	5/15/24	BBB+	130,000
800	Nabors Industries Inc., Convertible Bond, Series 144A	0.940%	5/15/11	BBB+	712,000
350	Nabors Industries Inc., Convertible Bond, Series 144A	0.940%	5/15/11	BBB+	311,500
150	Schlumberger Limited	2.125%	6/01/23	A+	187,500
250	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	180,625
700	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	646,625
1,750	Transocean Inc.	1.500%	12/15/37	BBB+	1,509,375
950	Transocean Inc.	1.500%	12/15/37	BBB+	782,563
5,050	Total Energy Equipment & Services				4,460,188
	Food Products – 0.2%
250	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	233,438
250	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	233,438
200	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B-	112,000
250	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B	175,625
250	Tyson Foods Inc., Convertible Bond	3.250%	10/15/13	BB	221,875
1,200	Total Food Products				976,376
	Health Care Equipment & Supplies – 0.8%
350	American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	289,625
100	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	95,500
150	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	143,250
1,000	Hologic Inc.	2.000%	12/15/37	B+	687,500
100	Invacare Corporation, Convertible Bond	4.125%	2/01/27	B-	82,000
350	Kinetic Concepts Inc., Convertible Bond	3.250%	4/15/15	B+	234,938
1,300	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,230,125
950	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	844,313
4,300	Total Health Care Equipment & Supplies				3,607,251
	Health Care Providers & Services – 1.0%
100	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	B+	90,000
250	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	211,563
250	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B1	188,750
450	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	321,750
5,800	Omnicare, Inc.	3.250%	12/15/35	B+	3,828,000
100	PSS World Medical Inc. Convertible Note	3.125%	8/01/14	BB-	86,500
6,950	Total Health Care Providers & Services				4,726,563
	Hotels, Restaurants & Leisure – 0.7%
450	Carnival Corporation	2.000%	4/15/21	A3	417,375
250	Carnival Corporation	1.132%	4/29/33	A3	162,813
500	International Game Technology	2.600%	12/15/36	BBB	486,875
2,605	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	2,252,015
3,805	Total Hotels, Restaurants & Leisure				3,319,078
	Insurance – 0.2%
850	Prudential Financial Inc., Convertible Bond	0.366%	12/15/37	A	841,500
	Internet & Catalog Retail – 0.1%
150	Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	BB-	294,375
	Internet Software & Services – 0.1%
250	Equinix Inc., Convertible Bond	2.500%	4/15/12	B-	208,125
250	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	179,063
500	Total Internet Software & Services				387,188
	Leisure Equipment & Products – 0.0%
250	Eastman Kodak Company	3.375%	10/15/33	CCC+	193,750
	Life Sciences Tools & Services – 0.4%
250	Apogent Technologies, Inc., Convertible Bonds	0.066%	12/15/33	A-	317,275
200	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	165,500
150	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	A-	232,875
500	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BB+	448,125
400	Invitrogen Corporation, Convertible Bond	3.250%	6/15/25	BB+	384,000
100	Kendle International Inc., Convertible Bond	3.375%	7/15/12	B	76,250
150	Millipore Corporation, Convertible Bonds	3.750%	6/01/26	BB-	139,875
1,750	Total Life Sciences Tools & Services				1,763,900
	Machinery – 0.1%
650	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	560,625
	Marine – 0.0%
300	Horizon Lines Inc., Convertible Bonds	4.250%	8/15/12	B-	145,125
	Media – 0.5%
200	Hasbro Inc.	2.750%	12/01/21	BBB	253,000
150	Interpublic Group Companies Inc., Convertible Notes	4.750%	3/15/23	Ba3	101,625
1,180	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba3	867,300
300	Lamar Advertising Company, Convertible	2.875%	12/31/10	B-	276,375
650	Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	191,750
560	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	169,911
500	Omnicom Group, Inc.	0.000%	7/01/38	A-	466,250
450	Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	259,875
3,990	Total Media				2,586,086
	Metals & Mining – 0.6%
2,100	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	CCC-	1,288,875
2,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	802,500
100	Newmont Mining Corporation	1.250%	7/15/14	BBB+	121,000
550	Newmont Mining Corporation	1.625%	7/15/17	BBB+	623,563
4,750	Total Metals & Mining				2,835,938

	Oil, Gas & Consumable Fuels – 0.6%
350	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	266,000
50	Chesapeake Energy Corporation, 144A	2.500%	5/15/37	BB	33,125
800	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	530,000
700	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	364,000
500	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	308,750
400	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	283,000
350	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	260,750
1,075	USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	597,969
4,225	Total Oil, Gas & Consumable Fuels				2,643,594
	Paper & Forest Products – 0.0%
250	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	226,875
	Pharmaceuticals – 0.8%
350	Allergan Inc., Convertible Bond	1.500%	4/01/26	A3	365,750
200	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	139,750
450	Myland Labs, Inc., Convertible Bonds	1.250%	3/15/12	B+	387,563
300	Myland Labs, Inc., Convertible Bonds	3.750%	9/15/15	B+	341,250
750	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB+	817,500
733	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB+	963,895
550	Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	532,813
192	Wyeth, Convertible Bond	2.621%	1/15/24	A+	191,616
3,525	Total Pharmaceuticals				3,740,137
	Real Estate – 1.3%
350	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	244,125
850	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	666,188
250	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	171,563
400	BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	332,500
500	Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	BBB-	237,500
500	Duke Realty Corporation, Series D	3.750%	12/01/11	BBB	350,000
450	ERP Operating LP	3.850%	8/15/26	BBB+	399,960
200	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	182,500
500	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	370,000
300	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	273,750
250	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	136,563
850	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	464,313
250	Ventas Inc., Convertible Bond	3.875%	11/15/11	BBB-	213,125
1,400	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	1,057,000
400	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	314,500
500	Vornado Realty, Convertible Bond	3.625%	11/15/26	BBB	392,500
450	Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	BBB	333,563
8,400	Total Real Estate				6,139,650
	Real Estate Management & Development – 0.0%
150	Forest City Enterprises, Inc., Convertible Bonds	3.625%	10/15/11	B+	85,500
	Semiconductors & Equipment – 0.3%
650	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	532,999
900	Micron Technology, Inc.	1.875%	6/01/14	B-	413,999
400	ON Semiconductor Corporation, Convertible Bonds	2.625%	12/15/26	B+	284,499
2,500	Qimonda Finance LLC, Convertible Bond	6.750%	3/22/13	N/R	74,999
300	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	223,124
50	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	37,187
4,800	Total Semiconductors & Equipment				1,566,807
	Software – 0.1%
200	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	BBB	212,249
100	Nuance Communications Inc.	2.750%	8/15/27	B-	83,249
300	Total Software				295,498
	Specialty Retail – 0.2%
300	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	296,249
500	TJX Companies, Inc.	0.000%	2/13/21	A-	454,999
800	Total Specialty Retail				751,248
	Textiles, Apparel & Luxury Goods – 0.0%
200	Iconix Brand Group, Inc., Convertible Notes	1.875%	6/30/12	B	130,499
	Trading Companies & Distributors – 0.0%
200	Wesco International, Inc., Convertible Bonds	1.750%	11/15/26	B	141,499
	Wireless Telecommunication Services – 0.3%
100	American Tower Corporation	3.000%	8/15/12	BB+	150,374
700	Nextel Communications, Inc., Convertible Senior Notes	5.250%	1/15/10	BB	678,124
911	NII Holdings Inc.	3.125%	6/15/12	N/R	637,699
1,711	Total Wireless Telecommunication Services				1,466,197
$ 75,166	Total Convertible Bonds (cost $71,060,434)				57,635,735

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 11.0% (7.5% of Total Investments)
	Aerospace & Defense – 0.2%
$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$850,000
	Biotechnology – 0.2%
1,000	Biomet Inc.	11.625%	10/15/17	B-	887,500
	Chemicals – 0.3%
1,000	Momentive Performance Materials	9.750%	12/01/14	CCC	300,000
1,400	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B+	1,190,000
2,400	Total Chemicals				1,490,000
	Commercial Services & Supplies – 0.1%
800	Ticketmaster	10.750%	8/01/16	BB-	548,000
	Diversified Telecommunication Services – 0.3%
1,500	Intelsat Bermuda Limited, Series 144A	9.250%	8/15/14	BB-	1,417,500
	Electric Utilities – 0.2%
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	798,635
	Energy Equipment & Services – 0.2%
1,000	Pride International Inc.	7.375%	7/15/14	BBB-	990,000
	Food & Staples Retailing – 0.4%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	1,980,000
	Food Products – 0.5%
750	Dole Foods Company	8.625%	5/01/09	B-	750,000
2,243	Dole Foods Company	8.750%	7/15/13	B-	1,715,895
2,993	Total Food Products				2,465,895
	Health Care Equipment & Supplies – 0.1%
500	Select Medical Corporation	7.625%	2/01/15	B3	326,250
	Health Care Providers & Services – 0.8%
500	Biomet Inc.	10.000%	10/15/17	B-	497,500
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	1,900,000
1,000	HCA Inc.	9.250%	11/15/16	BB-	912,500
1,200	Select Medical Corporation	8.834%	9/15/15	CCC+	648,000
4,700	Total Health Care Providers & Services				3,958,000
	Hotels, Restaurants & Leisure – 1.0%
900	Boyd Gaming Corporation	7.750%	12/15/12	BB-	729,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B+	1,760,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	B+	663,750
1,750	Seminole Hard Rock Entertainment, Inc.	3.784%	3/15/14	BB	918,750
1,000	Universal City Development Partners	11.750%	4/01/10	B+	860,000
6,400	Total Hotels, Restaurants & Leisure				4,931,500
	Household Products – 0.3%
1,650	Central Garden & Pet Company, Senior Subordinate Notes	9.125%	2/01/13	CCC+	1,311,750
	Independent Power Producers & Energy Traders – 0.3%
500	Mirant North America LLC, (7)	7.375%	12/31/13	B1	455,000
1,000	NRG Energy Inc.	7.375%	1/15/17	B1	932,500
1,500	Total Independent Power Producers & Energy Traders				1,387,500
	IT Services – 0.7%
1,625	Global Cash Access LLC	8.750%	3/15/12	B	1,340,625
2,250	Sungard Data Systems Inc.	9.125%	8/15/13	B	1,968,750
3,875	Total IT Services				3,309,375
	Leisure Equipment & Products – 0.2%
1,000	Remington Arms Company	10.500%	2/01/11	B3	845,000
	Machinery – 0.2%
2,000	Greenbrier Companies, Inc.	8.375%	5/15/15	Caa1	802,500
	Media – 0.3%
3,175	Allbritton Communications Company, Series B	7.750%	12/15/12	B-	1,190,625
1,975	Medianews Group Inc., (7)	6.375%	4/01/14	CC	54,313
2,000	Young Broadcasting Inc., (9)	10.000%	3/01/11	D	220
7,150	Total Media				1,245,158
	Metals & Mining – 0.3%
3,700	MagIndustries Corporation, (10)	11.000%	12/14/12	N/R	1,321,085
	Multi-Utilities – 0.0%
100	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	68,250
	Oil, Gas & Consumable Fuels – 0.6%
400	Chaparral Energy Inc.	8.500%	12/01/15	CCC	140,000
2,000	El Paso Corporation	8.250%	2/15/16	BB-	1,880,000
2,000	SemGroup LP, 144A, (9)	8.750%	11/15/15	N/R	80,000
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	BB-	755,000
5,400	Total Oil, Gas & Consumable Fuels				2,855,000
	Paper & Forest Products – 0.6%
2,000	Georgia-Pacific Corporation	8.125%	5/15/11	B+	1,997,500
1,000	Georgia-Pacific Corporation	7.700%	6/15/15	B+	910,000
3,000	Total Paper & Forest Products				2,907,500
	Personal Products – 0.3%
1,500	Prestige Brands Inc.	9.250%	4/15/12	B-	1,440,000
	Real Estate – 0.6%
3,000	Felcor Lodging Trust Inc., 144A	4.481%	12/01/11	B1	1,455,000
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	AA+	986,264
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BBB-	452,500
4,500	Total Real Estate				2,893,764
	Semiconductors & Equipment – 0.3%
1,600	Avago Technologies Finance Pte Limited	10.125%	12/01/13	BB-	1,432,000
337	NXP BV	10.000%	7/15/13	C	230,845
1,937	Total Semiconductors & Equipment				1,662,845
	Software – 0.4%
3,250	Telcorida Technologies, Inc.	5.066%	7/15/12	B	1,787,500
	Specialty Retail – 0.6%
3,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	2,827,500
	Textiles, Apparel & Luxury Goods – 0.6%
3,000	Jostens IH Corporation	7.625%	10/01/12	B+	2,857,500
	Wireless Telecommunication Services – 0.4%
1,500	IPCS, Inc.	3.295%	5/01/13	B1	1,132,500
1,000	Metro Wireless Inc.	9.250%	11/01/14	B	970,000
2,500	Total Wireless Telecommunication Services				2,102,500
$ 74,355	Total Corporate Bonds (cost $73,245,100)				52,268,007

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Capital Preferred Securities – 19.9% (13.6% of Total Investments)
	Capital Markets – 0.9%
1,220	C.A. Preferred Funding Trust	7.000%	1/30/49	Aa3	$ 588,040
10,700	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A3	1,391,717
1,600	Kleinwort Benson Group PLC, (10)	3.055%	12/31/99	N/R	54,000
1,600	MUFG Capital Finance	4.850%	7/25/56	A2	1,129,204
3,200	UBS Perferred Funding Trust I	8.622%	10/01/51	A1	1,284,576
	Total Capital Markets				4,447,537
	Commercial Banks – 11.9%
7,730	Abbey National Capital Trust I	8.963%	6/30/50	A+	4,723,239

2,155		AgFirst Farm Credit Bank	8.393%	12/15/16	A	1,550,141
6,500		AgFirst Farm Credit Bank	7.300%	12/15/53	A	3,319,355
1,800		Bank One Capital III	8.750%	9/01/30	A1	1,295,368
2,000		BanPonce Trust I, Series A	8.327%	2/01/27	Baa2	1,205,546
12,628		Barclays Bank PLC, 144A	8.550%	6/15/49	A	5,177,480
1,500		Barclays Bank PLC	7.434%	12/15/57	A	623,880
1,500		BBVA International Preferred S.A., Unipersonal	5.919%	4/18/58	Aa3	525,608
3,500		Credit Agricole, S.A	6.637%	5/29/49	Aa3	1,052,380
6,200		First Empire Capital Trust I	8.234%	2/01/27	A3	4,151,917
2,000		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	793,960
550		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	405,028
2,450		JPM Chase Capital XXV	6.800%	10/01/37	A1	1,626,418
11,000		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	3,410,187
6,800		Lloyd’s Banking Group PLC	6.413%	12/01/49	A3	1,565,414
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	3,508,544
4,500		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	1,537,475
600		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	261,463
2,000		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	BBB-	445,000
8,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A3	6,985,928
3,300		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB	1,537,104
9,450		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A3	3,118,887
4,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	1,126,428
800		Union Bank of Norway	7.068%	11/19/49	Aa3	600,527
—	(11)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Baa1	6,075,000
		Total Commercial Banks				56,622,277
		Diversified Financial Services – 0.4%
—	(11)	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	4,359
3,100		Fulton Capital Trust I	6.290%	2/01/36	A3	1,039,179
2,500		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	925,000
		Total Diversified Financial Services				1,968,538
		Diversified Telecommunication Services – 1.3%
10		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	6,272,910
		Insurance – 4.3%
2,600		AXA S.A., 144A	6.463%	12/14/49	BBB+	925,132
8,000		Great West Life & Annuity Capital I	6.625%	11/15/34	A-	6,080,520
2,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	Baa2	641,340
2,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	762,588
1,150		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	474,206
6,500		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa2	2,741,050
5,500		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	2,025,766
5,600		Progressive Corporation	6.700%	6/15/67	A2	2,522,173
2,700		Prudential Financial Inc.	8.875%	6/15/68	BBB+	1,283,977
1,100		Prudential PLC	6.500%	6/29/49	A-	495,000
14,600		XL Capital, Limited	6.500%	10/15/57	BBB-	2,776,175
		Total Insurance				20,727,927
		Real Estate – 0.1%
8,000		CBG Florida REIT Corporation	7.114%	11/15/49	CCC	405,280
		Road & Rail – 1.0%
6,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	4,650,438
		Thrifts & Mortgage Finance – 0.0%
8,260		Washington Mutual Preferred Funding Cayman, Series A-1, 144A, (9)	7.250%	3/15/49	N/R	5,782
947		Washington Mutual Preferred Funding Trust II, (9)	6.665%	3/15/57	N/R	663
		Total Thrifts & Mortgage Finance				6,445
		Total Capital Preferred Securities (cost $259,103,097)				95,101,352

Shares	Description (1)	Value
	Investment Companies – 1.3% (0.8% of Total Investments)
354,750	Blackrock Preferred Income Strategies Fund	$ 1,731,180
298,160	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	1,908,224
259,567	John Hancock Preferred Income Fund III	2,297,168
	Total Investment Companies (cost $17,833,827)	5,936,572

Shares	Description (1)	Value
	Rights – 0.0% (0.0% of Total Investments)
214,450	Mapfre S.A., Stock Rights	$ 2,849
	Total Rights (cost $0)	2,849

Shares	Description (1)	Value
	Warrants – 0.5% (0.4% of Total Investments)
262,605	Endeavor Financial Corporation, 144A	$ 110,391
489,329	NovaGold Resources Inc., (2)	2,460,101
	Total Warrants (cost $670,472)	2,570,492

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.5% (2.4% of Total Investments)
$ 13,325	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $13,324,908, collateralized by $13,545,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $13,595,794	0.100%	4/01/09	$ 13,324,871
3,292	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $3,292,263, collateralized by: $110,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $160,402, $70,000 U.S. Treasury Bonds, 8.000%, due 11/15/21, value $105,427 and $2,025,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $3,095,820	0.100%	4/01/09	3,292,254
$ 16,617	Total Short-Term Investments (cost $16,617,125)			16,617,125
	Total Investments (cost $1,211,214,004) - 146.4%			698,346,695

Shares	Description (1)	Value
	Common Stocks Sold Short – (0.9)%
	Chemicals – (0.0)%
(5,700)	Sigma-Aldrich Corporation	$ (215,403)
	Diversified Consumer Services – (0.2)%
(1,780)	ITT Educational Services, Inc., (2)	(424,970)
	Health Care Equipment & Supplies (0.3)%
(14,300)	C. R. Bard, Inc.	(1,139,996)
(6,000)	Chattem Inc., (2)	(336,300)
	Total Health Care Equipment & Supplies	(1,476,296)
	Commercial Services and Supplies – (0.1)%
(1,700)	Strayer Education Inc.	(305,779)
	Specialty Retail – (0.3)%
(10,100)	AutoZone, Inc., (2)	(1,642,462)
	Total Common Stocks Sold Short (proceeds $4,311,261)	(4,064,910)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (12)	Date	Price	Value
	Call Options Written – (0.4)%
(318)	Ameren Corporation	$ (954,000)	9/19/09	$ 30.0	$ (13,515)
(604)	AngloGold Ashanti Limited	(2,114,000)	1/16/10	35.0	(525,480)
(660)	Arch Coal Inc.	(990,000)	4/18/09	15.0	(31,350)
(329)	Arch Coal Inc.	(822,500)	4/18/09	25.0	(1,645)
(444)	Barrick Gold Corporation	(2,220,000)	1/16/10	50.0	(92,130)
(1,157)	BJ Services Company	(1,735,500)	1/16/10	15.0	(89,668)
(285)	BP PLC	(1,425,000)	1/16/10	50.0	(58,425)
(285)	BP PLC	(1,710,000)	1/16/10	60.0	(19,950)
(578)	Cameco Corporation	(1,300,500)	1/16/10	22.5	(92,480)
(77)	Chevron Corporation	(654,500)	1/16/10	85.0	(24,640)
(78)	Chevron Corporation	(780,000)	1/16/10	100.0	(8,190)
(605)	Gold Fields Limited	(756,250)	7/18/09	12.5	(74,113)
(543)	Newmont Mining Corporation	(2,986,500)	1/16/10	55.0	(278,287)
(745)	Nippon Telegraph & Telephone Corporation	(1,676,250)	9/19/09	22.5	(70,775)
(745)	Nippon Telegraph & Telephone Corporation	(1,862,500)	9/19/09	25.0	(37,250)
(308)	Royal Dutch Shell PLC	(1,540,000)	7/18/09	50.0	(53,900)
(1,755)	Tyson Foods Inc.	(1,755,000)	1/16/10	10.0	(276,412)
(9,516)	Total Call Options Written (premiums received $2,288,306)	(25,282,500)			(1,748,210)
	Borrowings - (21.0)% (13), (14)				(100,245,000)
	Other Assets Less Liabilities - 0.8%				3,291,944
	FundPreferred Shares, at Liquidation Value - (24.9)% (13)				(118,650,000)
	Net Assets Applicable to Common Shares - 100%				$ 476,930,519

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  In determining the value of the Fund’s investments various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$ 344,786,613	$ 352,184,997	$ 1,375,085	$ 698,346,695
Securities sold short	(4,064,910)	—	—	(4,064,910)
Call options written	(1,748,210)	—	—	(1,748,210)
Total	$ 338,973,493	$ 352,184,997	$ 1,375,085	$ 692,533,575

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
				Level 3
				Investments
Balance at beginning of period				$3,508,965
Gains (losses):
Net realized gains (losses)				—
Net change in unrealized appreciation (depreciation)				(2,199,568)
Net purchases at cost (sales at proceeds)				—
Net discounts (premiums)				11,688
Net transfers in to (out of) at end of period fair value				54,000
Balance at end of period				$1,375,085

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”.  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations.  Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Equity Price	Options	—	$—	Call options written, at value	$1,748,210

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments (excluding proceeds received on securities sold short and call options written) was $1,217,549,515.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and call options written) at March 31, 2009, were as follows:

Gross unrealized:
Appreciation					$7,757,524
Depreciation					(526,960,344)

Net unrealized appreciation (depreciation) of investments					$(519,202,820)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.
(4)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(8)	This issue is under the protection of the Federal Bankruptcy Court.
(9)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(11)	Principal Amount (000) rounds to less than $1,000.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(13)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 14.4% and 17.0%, respectively.
(14)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $357,012,939 have been pledged as collateral for Borrowings.

(15)	Position, or portion of position, represents an unfunded Senior Loan Commitment outstanding at March 31, 2009. At March 31, 2009, the Fund had unfunded Senior Loan Commitments of $251,473.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.